Interest-Bearing Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interest Bearing Liabilities [Line Items]
Interest-bearing liabilities	kr 46,873	kr 32,930
Commercial papers [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Interest-bearing liabilities	kr 2,014	kr 0
Weighted average yield percent	4.633%
European Investment Bank credit facility [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Weighted average interest rate of long term debt	5.15%	2.45%